Net Loss Per Share (Details) - shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Loss Per Share [Line Items]
Warrants outstanding	4,068,916		3,568,916
Warrant [Member]
Net Loss Per Share [Line Items]
Warrants outstanding	4,068,916	4,068,916
Previously Reported [Member] | Warrant [Member]
Net Loss Per Share [Line Items]
Warrants outstanding		3,568,916